Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment

December 31, 2023	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$503,359	$133,448	$369,911
Major component parts in use	747,036	207,969	539,067
Other equipment	49,207	33,952	15,255
Licensed motor vehicles	20,051	7,207	12,844
Office and computer equipment	10,133	6,336	3,797
Buildings	45,681	5,231	40,450
Capital inventory and capital work in progress	84,555	—	84,555
Land	10,472	—	10,472
	1,470,494	394,143	1,076,351

Assets under finance lease
Heavy equipment	64,691	19,435	45,256
Major component parts in use	28,514	9,580	18,934
Other equipment	37	12	25
Licensed motor vehicles	2,555	175	2,380
	95,797	29,202	66,595

Total property, plant and equipment	$1,566,291	$423,345	$1,142,946

December 31, 2022	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$368,318	$123,695	$244,623
Major component parts in use	388,169	163,124	225,045
Other equipment	40,752	30,769	9,983
Licensed motor vehicles	12,109	6,800	5,309
Office and computer equipment	7,510	5,669	1,841
Buildings	29,725	4,489	25,236
Capital inventory and capital work in progress	46,050	—	46,050
Land	10,472	—	10,472
	903,105	334,546	568,559

Assets under finance lease
Heavy equipment	75,750	28,265	47,485
Major component parts in use	40,406	22,264	18,142
Other equipment	4,238	1,814	2,424
Licensed motor vehicles	9,669	469	9,200
	130,063	52,812	77,251

Total property, plant and equipment	$1,033,168	$387,358	$645,810